March 2, 2010

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Eagle Series Trust (the “Trust”)
File Nos. 033-57986 and 811-07470

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933 (“Securities Act”), I hereby certify that the form of Statement of Additional Information (“SAI”) for the Classes A, C, I, R-3 and R-5 shares of the Eagle International Equity Fund, Eagle Investment Grade Bond Fund, Eagle Large Cap Core Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Small Cap Core Value Fund and Eagle Small Cap Growth Fund does not differ from the SAI contained in Post-Effective Amendment No. 54 (the “PEA”) to the Trust’s Registration Statement on Form N-1A and that the PEA was filed electronically.  An updated and revised prospectus for the Trust was separately filed pursuant to Rule 497(c) of the Securities Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

cc:	J. Cooper Abbott
Susan L. Walzer
Eagle Asset Management, Inc.

Francine J. Rosenberger
K&L Gates LLP